Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (19.2%)
	Airlines (0.4%)

71,239	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$69,990

11,000	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	10,779

48,533	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	47,903

33,927	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	35,630

55,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	46,126

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

33,000	5.500%, 04/20/26	32,575

11,000	5.750%, 04/20/29	10,546

49,751	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	42,981

33,740	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	34,024

33,800	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	35,260

31,973	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	31,796

22,486	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	19,479

		417,089

	Communication Services (1.5%)

55,000	APi Escrow Corp.* 4.750%, 10/15/29	46,416

75,000	Arrow Bidco, LLC* 9.500%, 03/15/24	75,650

	Audacy Capital Corp.*

27,000	6.500%, 05/01/27	13,398

22,000	6.750%, 03/31/29	10,668

33,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	25,171

15,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	13,734

70,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	60,313

200,000	CSC Holdings, LLC* 5.500%, 04/15/27	193,898

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

45,000	6.625%, 08/15/27	4,450

27,000	5.375%, 08/15/26	5,921

PRINCIPAL AMOUNT		VALUE

81,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	$75,756

43,000	Embarq Corp. 7.995%, 06/01/36	35,488

45,000	Frontier California, Inc. 6.750%, 05/15/27	43,434

	Frontier Communications Holdings, LLC*

28,000	5.000%, 05/01/28	26,319

11,000	8.750%, 05/15/30	11,696

65,000	Frontier Florida, LLC@ 6.860%, 02/01/28	61,655

65,000	Frontier North, Inc.@ 6.730%, 02/15/28	62,034

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

40,000	3.500%, 03/01/29	35,703

13,000	5.250%, 12/01/27	12,728

15,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	15,229

	Intelsat Jackson Holdings, SA@&

30,000	9.750%, 07/15/25*	—

25,000	5.500%, 08/01/23	—

32,314	Ligado Networks, LLC*

	15.500%, 11/01/23

	15.500% PIK rate	17,209

	Lumen Technologies, Inc.

63,000	7.600%, 09/15/39	51,071

60,000	4.000%, 02/15/27*	55,771

23,000	4.500%, 01/15/29*	18,253

22,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	18,682

35,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	29,486

	Netflix, Inc.

40,000	4.875%, 06/15/30*	39,332

25,000	4.875%, 04/15/28	24,833

22,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	20,853

	Scripps Escrow II, Inc.*

23,000	3.875%, 01/15/29	20,551

11,000	5.375%, 01/15/31	9,389

85,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	81,317

	Sirius XM Radio, Inc.*

65,000	5.500%, 07/01/29	63,891

33,000	4.000%, 07/15/28	30,672

20,000	3.125%, 09/01/26	18,861

11,000	3.875%, 09/01/31	9,457

20,000	Spanish Broadcasting System, Inc.*^ 9.750%, 03/01/26	16,161

110,000	Sprint Corp. 7.125%, 06/15/24	115,278

35,000	Telecom Italia Capital, SA 6.000%, 09/30/34	27,692

22,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	12,968

40,000	United States Cellular Corp. 6.700%, 12/15/33	39,806

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,000	Univision Communications, Inc.* 4.500%, 05/01/29	$4,527

		1,555,721

	Consumer Discretionary (2.2%)

	American Axle & Manufacturing, Inc.

46,000	6.875%, 07/01/28	44,346

4,000	5.000%, 10/01/29^	3,502

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

39,000	6.625%, 01/15/28	34,217

27,000	4.625%, 08/01/29	21,044

11,000	4.625%, 04/01/30	8,380

	At Home Group, Inc.*

30,000	4.875%, 07/15/28^	23,636

21,000	7.125%, 07/15/29	14,269

13,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	11,868

	Bath & Body Works, Inc.

57,000	6.694%, 01/15/27	56,283

55,000	6.875%, 11/01/35^	50,609

	Caesars Entertainment, Inc.*

28,000	4.625%, 10/15/29^	23,754

21,000	8.125%, 07/01/27^	21,049

21,000	6.250%, 07/01/25	21,026

	Carnival Corp.*

21,000	10.500%, 02/01/26	22,078

11,000	7.625%, 03/01/26	9,496

50,000	Carriage Services, Inc.* 4.250%, 05/15/29	43,591

30,000	Carvana Company* 4.875%, 09/01/29	17,987

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

155,000	5.125%, 05/01/27	152,233

50,000	4.750%, 03/01/30	45,541

46,000	4.250%, 02/01/31	39,941

25,000	4.500%, 08/15/30	22,282

22,000	4.750%, 02/01/32	19,443

20,000	5.000%, 02/01/28	19,322

15,000	4.250%, 01/15/34	12,428

22,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	21,557

39,000	Cedar Fair, LP^ 5.250%, 07/15/29	37,352

10,000	Century Communities, Inc.* 3.875%, 08/15/29	8,607

	Dana, Inc.

40,000	4.250%, 09/01/30	33,748

22,000	4.500%, 02/15/32	18,389

	DISH DBS Corp.

50,000	5.250%, 12/01/26*	42,922

41,000	7.750%, 07/01/26	33,945

30,000	7.375%, 07/01/28	21,399

47,000	Everi Holdings, Inc.* 5.000%, 07/15/29	43,145

200,000	Ford Motor Credit Company, LLC 2.900%, 02/16/28	175,044

	Gap, Inc.*^

16,000	3.875%, 10/01/31	11,609

2,000	3.625%, 10/01/29	1,469

	goeasy, Ltd.*

75,000	5.375%, 12/01/24	71,370

40,000	4.375%, 05/01/26^	34,480

PRINCIPAL AMOUNT		VALUE

32,000	Goodyear Tire & Rubber Company 5.000%, 07/15/29	$29,197

19,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	17,016

81,000	Guitar Center, Inc.* 8.500%, 01/15/26	74,322

50,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.125%, 02/01/28	49,923

45,000	Liberty Interactive, LLC^ 8.250%, 02/01/30	29,704

	Life Time, Inc.*

50,000	5.750%, 01/15/26	47,035

33,000	8.000%, 04/15/26^	31,144

28,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	25,759

30,000	M/I Homes, Inc. 3.950%, 02/15/30	25,063

	Macy’s Retail Holdings, LLC*

46,000	6.700%, 07/15/34	44,557

27,000	5.875%, 03/15/30	23,349

55,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	50,277

58,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	51,536

	Nordstrom, Inc.

23,000	4.250%, 08/01/31	18,666

20,000	5.000%, 01/15/44	14,776

50,000	Penn National Gaming, Inc.* 4.125%, 07/01/29	41,642

60,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	48,554

111,000	Rite Aid Corp.*^ 8.000%, 11/15/26	94,246

63,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	57,360

50,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	43,249

36,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	32,768

39,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	37,832

13,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	13,771

50,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	38,562

45,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	40,090

11,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	10,327

		2,284,086

	Consumer Staples (2.2%)

51,000	Central Garden & Pet Company* 4.125%, 04/30/31	44,028

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

63,000	Edgewell Personal Care Company* 4.125%, 04/01/29	$56,614

	Energizer Holdings, Inc.*

59,000	4.375%, 03/31/29	48,744

10,000	6.500%, 12/31/27	9,341

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

65,000	5.500%, 01/15/30	63,413

19,000	6.500%, 04/15/29	19,410

22,000	Kraft Heinz Foods Company 4.375%, 06/01/46	19,422

33,000	New Albertsons, LP 7.750%, 06/15/26	33,826

43,000	Performance Food Group, Inc.* 4.250%, 08/01/29	38,270

75,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	75,071

	Post Holdings, Inc.*

21,000	5.750%, 03/01/27	21,034

11,000	5.500%, 12/15/29	10,402

6,000	4.625%, 04/15/30	5,382

42,000	Prestige Brands, Inc.* 3.750%, 04/01/31	36,147

1,725,000	Unilever Capital Corp.^ 3.250%, 03/07/24	1,733,539

50,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	50,368

70,000	Vector Group, Ltd.* 5.750%, 02/01/29	63,606

		2,328,617

	Energy (1.4%)

	Antero Resources Corp.*

24,000	5.375%, 03/01/30	23,610

13,000	7.625%, 02/01/29	13,730

45,000	Apache Corp. 5.100%, 09/01/40	40,198

	Buckeye Partners, LP

40,000	3.950%, 12/01/26	37,282

25,000	5.850%, 11/15/43	18,733

50,000	Callon Petroleum Company* 7.500%, 06/15/30	48,093

	Cheniere Energy Partners Company

21,000	3.250%, 01/31/32	18,338

10,000	4.000%, 03/01/31	9,272

23,000	Cheniere Energy, Inc. 4.625%, 10/15/28	22,453

32,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	33,169

80,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	69,633

349	Diamond Foreign Asset Company / Diamond Finance, LLC

	9.000%, 04/22/27

	13.000% PIK rate	340

22,000	DT Midstream, Inc.* 4.125%, 06/15/29	20,317

44,000	Earthstone Energy Holdings, LLC*^

	8.000%, 04/15/27	42,105

PRINCIPAL AMOUNT		VALUE

65,000	Energy Transfer, LP‡ 5.800%, 11/01/66 3 mo. USD LIBOR + 3.02%	$45,922

32,000	6.500%, 11/01/66 5 year CMT + 5.69%	29,060

60,000	EnLink Midstream Partners, LP 6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	41,702

50,000	4.850%, 07/15/26	49,596

32,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	32,744

43,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	40,051

30,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	30,156

	Gulfport Energy Operating Corp.

45,000	6.375%, 05/15/25&	—

13,752	8.000%, 05/17/26^	13,823

50,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	46,058

32,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	27,594

	Laredo Petroleum, Inc.

42,000	10.125%, 01/15/28	42,777

23,000	9.500%, 01/15/25	23,614

10,000	7.750%, 07/31/29*^	9,560

50,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	47,656

	Moss Creek Resources Holdings, Inc.*

25,000	10.500%, 05/15/27	24,071

25,000	7.500%, 01/15/26	22,820

22,000	Murphy Oil Corp. 6.375%, 07/15/28	21,997

	New Fortress Energy, Inc.*

40,000	6.750%, 09/15/25	39,096

22,000	6.500%, 09/30/26	20,850

	Occidental Petroleum Corp.

29,000	6.625%, 09/01/30	32,199

22,000	5.875%, 09/01/25	22,681

18,000	6.125%, 01/01/31	19,296

9,000	6.375%, 09/01/28	9,710

69,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	65,671

45,000	Parkland Corp.* 5.875%, 07/15/27	44,142

43,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	38,481

50,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	38,076

60,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	57,942

	Southwestern Energy Company

22,000	5.375%, 03/15/30	21,687

20,000	5.375%, 02/01/29	19,569

11,000	4.750%, 02/01/32	10,277

11,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	9,665

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Venture Global Calcasieu Pass,

	LLC*

10,000	4.125%, 08/15/31	$9,255

10,000	3.875%, 08/15/29	9,268

40,000	W&T Offshore, Inc.* 9.750%, 11/01/23	38,652

	Weatherford International, Ltd.*

47,000	6.500%, 09/15/28	44,842

30,000	8.625%, 04/30/30	27,236

		1,525,069

	Financials (4.3%)

	Acrisure, LLC / Acrisure Finance,

	Inc.*

64,000	6.000%, 08/01/29	53,404

56,000	7.000%, 11/15/25	53,832

67,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	69,186

73,000	AG Issuer, LLC* 6.250%, 03/01/28	66,134

	Alliant Holdings Intermediate, LLC

	/ Alliant Holdings Co-Issuer*

110,000	6.750%, 10/15/27	104,532

10,000	5.875%, 11/01/29	8,716

10,000	4.250%, 10/15/27	9,374

	Ally Financial, Inc.

49,000	4.700%, 05/15/26‡

	5 year CMT + 3.87%	41,315

35,000	8.000%, 11/01/31	39,652

20,000	4.700%, 03/01/28‡

	7 year CMT + 3.48%	15,868

50,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	40,358

86,000	AmWINS Group, Inc.* 4.875%, 06/30/29	78,359

120,000	AssuredPartners, Inc.* 7.000%, 08/15/25	118,950

48,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	42,183

12,000	Bank of New York Mellon Corp.‡ 3.750%, 12/20/26 5 year CMT + 2.63	10,439

88,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	76,154

	Brookfield Property REIT, Inc. /

	BPR Cumulus, LLC / BPR

	Nimbus, LLC / GGSI Sellco, LLC*

85,000	4.500%, 04/01/27	74,790

56,000	5.750%, 05/15/26	54,641

10,000	Capital One Financial Corp.‡^ 3.950%, 08/01/34 5 year CMT + 3.16%	8,682

48,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	40,320

	Credit Acceptance Corp.

65,000	6.625%, 03/15/26^	65,626

52,000	5.125%, 12/31/24*	50,268

58,000	Enact Holdings, Inc.*

	6.500%, 08/15/25	58,446

PRINCIPAL AMOUNT		VALUE

64,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	$56,141

84,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	84,003

	HUB International, Ltd.*

157,000	7.000%, 05/01/26	155,297

66,000	5.625%, 12/01/29	59,515

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

65,000	5.250%, 05/15/27	62,636

31,000	4.375%, 02/01/29	27,935

100,000	ILFC E-Capital Trust II*‡ 5.100%, 12/21/65 3 mo. USD LIBOR + 1.80%	76,778

120,000	Iron Mountain, Inc.* 5.250%, 03/15/28	115,340

	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*

88,000	5.250%, 10/01/25	83,247

22,000	4.750%, 06/15/29	18,843

63,000	LD Holdings Group, LLC* 6.125%, 04/01/28	38,351

	Level 3 Financing, Inc.

45,000	4.250%, 07/01/28*	39,465

22,000	3.875%, 11/15/29*	19,606

15,000	5.375%, 05/01/25	15,018

30,000	LPL Holdings, Inc.* 4.000%, 03/15/29	27,927

100,000	MetLife, Inc. 6.400%, 12/15/66	104,737

	Navient Corp.

95,000	5.000%, 03/15/27	85,915

50,000	4.875%, 03/15/28	42,948

	OneMain Finance Corp.

30,000	3.875%, 09/15/28	24,886

27,000	7.125%, 03/15/26	26,343

23,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	22,582

73,000	PHH Mortgage Corp.* 7.875%, 03/15/26	68,954

10,000	PNC Financial Services Group, Inc.‡ 6.000%, 12/20/26 5 year CMT + 3.00%	10,061

50,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	45,941

33,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	31,010

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

20,000	3.875%, 03/01/31	16,529

20,000	3.625%, 03/01/29	17,112

10,000	2.875%, 10/15/26	8,837

1,775,000	Shell International Finance, BV^ 2.000%, 11/07/24	1,736,731

43,000	StoneX Group, Inc.* 8.625%, 06/15/25	43,971

10,000	SVB Financial Group‡ 4.000%, 08/09/22 5 year CMT + 3.20	8,193

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	United Wholesale Mortgage, LLC*

52,000	5.500%, 04/15/29^	$44,643

20,000	5.750%, 06/15/27	17,507

25,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	18,906

20,000	US Bancorp‡ 3.700%, 06/01/26 5 year CMT + 2.54	16,791

	XHR, LP*

47,000	6.375%, 08/15/25	47,369

22,000	4.875%, 06/01/29	19,828

		4,521,125

	Health Care (3.0%)

	Bausch Health Americas, Inc.*

145,000	8.500%, 01/31/27	91,768

25,000	9.250%, 04/01/26^	17,518

	Bausch Health Companies, Inc.*

85,000	7.250%, 05/30/29	46,633

50,000	5.000%, 01/30/28	26,727

16,000	6.125%, 02/01/27^	13,667

22,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	20,505

5,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	4,205

	CHS/Community Health Systems, Inc.*

88,000	6.125%, 04/01/30^	47,385

60,000	8.000%, 03/15/26	57,338

25,000	6.875%, 04/15/29	13,934

	DaVita, Inc.*

89,000	4.625%, 06/01/30	73,339

52,000	3.750%, 02/15/31	39,839

	Embecta Corp.*

33,000	5.000%, 02/15/30	28,585

11,000	6.750%, 02/15/30	10,168

	Encompass Health Corp.

20,000	4.750%, 02/01/30	18,498

20,000	4.500%, 02/01/28	18,528

52,000	HCA, Inc. 7.500%, 11/06/33	59,467

200,000	Jazz Securities DAC* 4.375%, 01/15/29	192,800

18,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	11,009

	Medline Borrower, LP*

55,000	3.875%, 04/01/29	49,708

53,000	5.250%, 10/01/29^	47,929

200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	187,628

1,785,000	Roche Holdings, Inc.*^ 2.132%, 03/10/25	1,747,229

62,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	42,288

	Tenet Healthcare Corp.

120,000	6.250%, 02/01/27*	121,363

70,000	6.875%, 11/15/31	68,540

65,000	4.875%, 01/01/26*	64,107

PRINCIPAL AMOUNT		VALUE

55,000	Teva Pharmaceutical Finance Netherlands III, BV 3.150%, 10/01/26	$49,376

		3,170,081

	Industrials (2.5%)

53,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	52,172

50,000	ACCO Brands Corp.* 4.250%, 03/15/29	43,829

50,000	Air Lease Corp.‡ 4.125%, 08/15/22 5 year CMT + 3.15%	37,467

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

75,000	4.625%, 01/15/27	71,257

55,000	5.875%, 02/15/28	53,614

23,000	3.500%, 03/15/29	20,009

	Allison Transmission, Inc.*

40,000	4.750%, 10/01/27	38,080

10,000	3.750%, 01/30/31	8,644

10,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	8,780

25,000	Arcosa, Inc.* 4.375%, 04/15/29	22,408

200,000	ARD Finance, SA*

	6.500%, 06/30/27

	7.250% PIK rate	151,768

28,000	Avolon Holdings Funding, Ltd.* 5.250%, 05/15/24	27,688

34,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	30,157

65,000	Berry Global, Inc.* 4.875%, 07/15/26	63,842

44,000	BWX Technologies, Inc.* 4.125%, 04/15/29	41,375

26,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	23,582

12,000	Delta Air Lines, Inc. 7.375%, 01/15/26	12,622

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

11,000	4.750%, 10/20/28	10,792

6,000	4.500%, 10/20/25	5,946

58,000	Deluxe Corp.* 8.000%, 06/01/29	50,725

22,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	20,473

33,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	29,610

55,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	40,740

25,000	EnerSys* 4.375%, 12/15/27	23,027

50,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	27,484

23,000	GFL Environmental, Inc.* 3.750%, 08/01/25	22,342

23,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	19,556

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

25,000	Granite US Holdings Corp.* 11.000%, 10/01/27	$23,281

	Graphic Packaging International, LLC*

30,000	4.750%, 07/15/27	29,473

20,000	3.500%, 03/01/29	18,152

51,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	46,004

101,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	88,471

69,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	67,251

65,000	Herc Holdings, Inc.* 5.500%, 07/15/27	65,104

61,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	61,790

50,000	IEA Energy Services, LLC* 6.625%, 08/15/29	49,448

62,000	JELD-WEN, Inc.* 4.625%, 12/15/25	57,316

70,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	59,480

21,000	MasTec, Inc.* 4.500%, 08/15/28	19,421

31,000	Meritor, Inc.* 4.500%, 12/15/28	30,914

33,000	Moog, Inc.* 4.250%, 12/15/27	30,855

60,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	52,743

52,000	Novelis Corp.* 4.750%, 01/30/30	48,150

15,000	OI European Group, BV* 4.750%, 02/15/30	12,615

50,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	44,231

67,000	Patrick Industries, Inc.* 4.750%, 05/01/29	52,232

55,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance Inc.* 8.500%, 11/15/27	59,452

43,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	43,599

	QVC, Inc.

39,000	4.375%, 09/01/28	30,452

20,000	5.450%, 08/15/34	14,276

40,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	34,794

	Sinclair Television Group, Inc.*

33,000	4.125%, 12/01/30	28,332

20,000	5.500%, 03/01/30^	16,107

50,000	Standard Industries, Inc.* 5.000%, 02/15/27	48,332

90,000	Station Casinos, LLC* 4.500%, 02/15/28	81,706

35,000	Stericycle, Inc.* 3.875%, 01/15/29	32,018

35,000	STL Holding Company, LLC* 7.500%, 02/15/26	31,151

PRINCIPAL AMOUNT		VALUE

	TransDigm, Inc.

97,000	6.250%, 03/15/26*	$97,540

60,000	7.500%, 03/15/27	61,068

22,000	Tronox, Inc.* 4.625%, 03/15/29	19,195

	United Rentals North America, Inc.

20,000	3.750%, 01/15/32	17,681

11,000	3.875%, 02/15/31	10,052

44,000	Vertiv Group Corp.* 4.125%, 11/15/28	39,080

46,000	Wabash National Corp.* 4.500%, 10/15/28	38,138

35,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	32,425

	WESCO Distribution, Inc.*

27,000	7.125%, 06/15/25	27,951

13,000	7.250%, 06/15/28	13,573

		2,591,842

	Information Technology (0.8%)

21,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	20,061

80,000	Clarivate Science Holdings Corp.* 3.875%, 07/01/28	72,906

39,000	Clear Channel Worldwide Holdings, Inc.* 5.125%, 08/15/27	36,251

60,000	CommScope Technologies, LLC* 6.000%, 06/15/25	55,582

40,000	CommScope, Inc.* 4.750%, 09/01/29	34,792

	Dell International, LLC / EMC Corp.

55,000	6.020%, 06/15/26	58,459

32,000	6.100%, 07/15/27	34,360

26,000	Fair Isaac Corp.* 4.000%, 06/15/28	24,400

23,000	II-VI, Inc.* 5.000%, 12/15/29	22,125

50,000	KBR, Inc.* 4.750%, 09/30/28	45,185

	MPH Acquisition Holdings, LLC*

50,000	5.750%, 11/01/28	42,641

20,000	5.500%, 09/01/28	18,645

22,000	NCR Corp.* 5.125%, 04/15/29	21,167

28,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	26,576

34,000	ON Semiconductor Corp.* 3.875%, 09/01/28	31,513

	Open Text Corp.*

39,000	3.875%, 02/15/28	36,187

16,000	3.875%, 12/01/29	14,435

16,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	14,358

22,000	Playtika Holding Corp.* 4.250%, 03/15/29	19,720

36,000	PTC, Inc.* 4.000%, 02/15/28	34,262

60,000	TTM Technologies, Inc.* 4.000%, 03/01/29	52,807

	Twilio, Inc.

30,000	3.625%, 03/15/29	26,396

11,000	3.875%, 03/15/31^	9,760

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

55,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	$49,323

50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	44,781

		846,692

	Materials (0.5%)

25,000	ArcelorMittal, SA 7.000%, 10/15/39	25,834

27,000	ATI, Inc. 5.875%, 12/01/27	25,258

12,000	Carpenter Technology Corp. 7.625%, 03/15/30	10,928

35,000	Chemours Company* 4.625%, 11/15/29	30,748

65,000	Clearwater Paper Corp.* 4.750%, 08/15/28	58,462

	Commercial Metals Company

22,000	4.125%, 01/15/30	19,355

11,000	4.375%, 03/15/32	9,636

25,000	Freeport-McMoRan, Inc. - Class H 5.450%, 03/15/43	23,488

34,000	HB Fuller Company 4.250%, 10/15/28	30,496

40,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	41,516

	Kaiser Aluminum Corp.*

50,000	4.625%, 03/01/28	43,970

5,000	4.500%, 06/01/31	4,027

30,000	LSF11 A5 HoldCo, LLC*^ 6.625%, 10/15/29	25,784

46,000	Mercer International, Inc. 5.125%, 02/01/29	43,142

70,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	67,498

11,000	Sealed Air Corp.* 5.000%, 04/15/29	10,944

56,000	Silgan Holdings, Inc. 4.125%, 02/01/28	53,604

21,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	14,672

39,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	37,777

23,000	Valvoline, Inc.* 3.625%, 06/15/31	19,091

		596,230

	Real Estate (0.2%)

34,000	EPR Properties 3.750%, 08/15/29	29,399

	Forestar Group, Inc.*

38,000	5.000%, 03/01/28	33,453

21,000	3.850%, 05/15/26	18,610

50,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	42,670

	Service Properties Trust

65,000	4.350%, 10/01/24	58,338

20,000	5.250%, 02/15/26	16,723

		199,193

PRINCIPAL AMOUNT			VALUE
		Special Purpose Acquisition Companies (0.1%)

		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*

45,000		6.750%, 01/15/30	$36,840

23,000		4.625%, 01/15/29	21,463

			58,303

		Utilities (0.1%)

16,000		PPL Capital Funding, Inc.‡ 4.915%, 03/30/67 3 mo. USD LIBOR + 2.67%	12,844

65,000		TerraForm Power Operating, LLC* 5.000%, 01/31/28	62,534

25,000		Vistra Corp.*‡ 8.000%, 10/15/26 5 year CMT + 6.93%	24,251

20,000		7.000%, 12/15/26 5 year CMT + 5.74%	18,296

			117,925

		TOTAL CORPORATE BONDS (Cost $21,769,371)	20,211,973

CONVERTIBLE BONDS (20.8%)
		Airlines (0.9%)

900,000	EUR	Deutsche Lufthansa, AG 2.000%, 11/17/25	884,587

		Communication Services (0.6%)

635,000		Twitter, Inc. 0.250%, 06/15/24	646,716

		Consumer Discretionary (7.2%)

81,000		DISH Network Corp. 2.375%, 03/15/24	72,395

1,000,000	AUD	Flight Centre Travel Group, Ltd. 2.500%, 11/17/27	738,945

3,160,000		Ford Motor Company 0.000%, 03/15/26	3,374,912

1,485,000		Liberty Broadband Corp.* 2.750%, 09/30/50	1,421,175

685,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	685,411

15,000		Peloton Interactive, Inc. 0.000%, 02/15/26	9,919

1,000,000	AUD	Webjet, Ltd. 0.750%, 04/12/26	706,197

500,000	GBP	WH Smith, PLC 1.625%, 05/07/26	533,329

			7,542,283

		Consumer Staples (0.7%)

915,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	709,821

		Financials (2.6%)

12,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 07/25/24	1,474,673

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

170,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	$1,299,152

			2,773,825

		Industrials (2.7%)

1,135,000		Air Transport Services Group, Inc. 1.125%, 10/15/24	1,288,804

2,000,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	1,539,655

			2,828,459

		Information Technology (2.9%)

835,000		Block, Inc. 0.125%, 03/01/25	854,831

835,000		CyberArk Software, Ltd. 0.000%, 11/15/24	902,226

1,078,000		Enphase Energy, Inc. 0.000%, 03/01/26	1,295,077

30,000		Shift4 Payments, Inc.* 0.500%, 08/01/27	21,816

			3,073,950

		Materials (3.1%)

2,000,000		Glencore Funding, LLC 0.000%, 03/27/25	2,114,360

270,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	289,999

1,024,000		Lithium Americas Corp.* 1.750%, 01/15/27	893,901

			3,298,260

		Real Estate (0.1%)

100,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	111,540

		TOTAL CONVERTIBLE BONDS (Cost $24,391,671)	21,869,441

BANK LOANS (0.1%) ¡
		Airlines (0.0%)

30,000		Mileage Plus Holdings, LLC‡ 7.313%, 06/21/27 3 mo. LIBOR + 5.25%	30,300

15,000		Mileage Plus Holdings, LLC! 0.000%, 06/21/27	15,150

			45,450

		Communication Services (0.0%)

33,000		Entercom Media Corp.‡ 4.846%, 11/18/24 1 mo. LIBOR + 2.50%	29,339

		Information Technology (0.1%)

51,536		Banff Merger Sub, Inc.‡ 6.122%, 10/02/25 1 mo. LIBOR + 3.75%	49,758

		TOTAL BANK LOANS (Cost $127,305)	124,547

NUMBER OF SHARES			VALUE
WARRANTS (0.0%) #
		Energy (0.0%)

256		Denbury, Inc. 09/18/25, Strike $32.59	$11,781

95		Denbury, Inc. 09/18/23, Strike $35.41	3,610

2,607		Mcdermott International, Ltd.& 06/30/27, Strike $15.98	1

2,347		Mcdermott International, Ltd. 06/30/27, Strike $12.33	—

		TOTAL WARRANTS (Cost $15,143)	15,392

COMMON STOCKS (78.4%)
		Communication Services (6.1%)

32,000		Alphabet, Inc. - Class A^#	3,722,240

925		Altice USA, Inc. - Class A#	9,722

25,550	HKD	Baidu, Inc. - Class A#	441,616

195	EUR	CTS Eventim, AG & Company KGaA#	10,741

310		Cumulus Media, Inc. - Class A#	2,461

280	EUR	IPSOS	14,352

2,900		Meta Platforms, Inc. - Class A^#	461,390

15,060		Tencent Holdings, Ltd.^	582,220

8,800	HKD	Tencent Holdings, Ltd.	340,109

7,610		Walt Disney Company#~	807,421

2,195	GBP	YouGov, PLC	29,269

			6,421,541

		Consumer Discretionary (7.8%)

22,300	HKD	Alibaba Group Holding, Ltd.#	250,729

1,745		Alibaba Group Holding, Ltd.#	155,951

7,100	MXN	Alsea, SAB de CV#	13,851

25,200		Amazon.com, Inc.^#	3,400,740

15,775		Arcos Dorados Holdings, Inc. - Class A	114,527

2,600	CNY	BYD Company, Ltd. - Class A	124,269

2,500	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	78,088

745	EUR	CIE Automotive, SA^	19,598

10,075	CHF	Cie Financiere Richemont, SA - Class A	1,214,818

51,000	HKD	Geely Automobile Holdings, Ltd.	101,128

13,100	CNY	Haier Smart Home Company, Ltd. - Class A	48,269

30,700	INR	Indian Hotels Company, Ltd. - Class A	102,227

5,900	HKD	JD.com, Inc. - Class A	176,012

34,000	HKD	Jiumaojiu International Holdings, Ltd.*^	73,980

17,000	HKD	Li Ning Company, Ltd.	137,898

7,750	INR	Mahindra & Mahindra, Ltd.	114,175

44,100	IDR	Matahari Department Store Tbk PT	13,512

6,900	HKD	Meituan - Class B*#	154,790

142,600	THB	Minor International PCL#	129,777

1,200		New Oriental Education & Technology Group, Inc.#	32,892

1,000	JPY	Nextage Company, Ltd.	22,119

44	INR	Page Industries, Ltd.	27,131

1,210	EUR	Prosus, NV#	78,934

114,900	HKD	Samsonite International, SA*#	241,015

42,800	HKD	Sands China, Ltd.#	100,389

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

590	EUR	Sanlorenzo S.p.A. / Ameglia	$20,540

1,245		Tesla, Inc.#	1,109,855

3,090	GBP	Trainline, PLC*#	14,959

4,480	AUD	Webjet, Ltd.^#	16,323

1,800	HKD	Yum China Holdings, Inc.	84,276

			8,172,772

		Consumer Staples (7.9%)

530	INR	Britannia Industries, Ltd.	26,091

29,250	GBP	British American Tobacco, PLC	1,146,121

33,699		Coca-Cola Company^~	2,162,465

1,420		Costco Wholesale Corp.	768,646

780	INR	Hindustan Unilever, Ltd.	26,002

11,800	BRL	Hypera, SA	97,130

700	JPY	Kobe Bussan Company, Ltd.	19,954

300	CNY	Kweichow Moutai Company, Ltd. - Class A	84,525

9,250	HKD	L’Occitane International, SA	31,555

15,600		Mondelez International, Inc. - Class A	999,024

8,700	CHF	Nestle, SA	1,065,987

4,000	CNY	Proya Cosmetics Company, Ltd. - Class A	104,702

370	DKK	Royal Unibrew, A/S	31,555

31,300	JPY	Seven & i Holdings Company, Ltd.	1,275,795

26,000	HKD	Smoore International Holdings, Ltd.*	60,045

210,000	IDR	Sumber Alfaria Trijaya Tbk PT	26,585

18,225	INR	Varun Beverages, Ltd.	203,313

29,200	MXN	Wal-Mart de Mexico, SAB de CV	106,154

			8,235,649

		Energy (4.6%)

2,330	CAD	ARC Resources, Ltd.^	32,679

2,110		Calfrac Well Services, Ltd.#&	7,786

28,400	CAD	Canadian Natural Resources, Ltd.^	1,568,204

14,970	CAD	CES Energy Solutions Corp.	31,096

479		Chaparral Energy, Inc. - Class A#&	25,387

131		Chesapeake Energy Corp.^	12,336

3,045		Energy Transfer, LP	34,439

1,815		Enterprise Products Partners, LP	48,515

341		EP Energy Corp.#&	2,898

585		Magellan Midstream Partners, LP	30,127

10,400		Marathon Petroleum Corp.	953,264

4,970	EUR	Motor Oil Hellas Corinth Refineries, SA	86,147

9,030	AUD	New Hope Corp, Ltd.^	27,976

25,800	THB	PTT Exploration & Production, PCL	113,896

7,500	INR	Reliance Industries, Ltd.	238,319

5,575	ZAR	Sasol, Ltd.#	117,113

32,750		Schlumberger, NV	1,212,732

776		Superior Energy Services, Inc.&#	46,560

79,000	IDR	United Tractors, Tbk PT	172,648

2,820	CAD	Whitecap Resources, Inc.^	21,559

450		Williams Companies, Inc.	15,340

			4,799,021

		Financials (10.1%)

86,000	HKD	AIA Group, Ltd.	864,011

358,250	IDR	Bank Central Asia, Tbk PT	178,143

157,600	IDR	Bank Mandiri Persero, Tbk PT	88,218

53,325		Bank of America Corp.^~	1,802,918

5,050	EUR	Bank of Ireland Group, PLC	28,893

NUMBER OF SHARES			VALUE

3,100		Chubb, Ltd.	$584,784

29,304	AED	First Abu Dhabi Bank, PJSC	155,091

23,650	ZAR	FirstRand, Ltd.	93,554

3,580	KRW	Hana Financial Group, Inc.	102,590

76,250	INR	HDFC Bank, Ltd.	1,394,542

3,770	INR	Housing Development Finance Corp., Ltd.	114,306

7,040		ICICI Bank, Ltd.	146,291

48,225		Itau Unibanco Holding, SA	217,013

10,325		JPMorgan Chase & Company~	1,191,092

25,500	THB	Kasikornbank PCL	100,156

1,170,000	GBP	Lloyds Banking Group, PLC	647,780

10,760	GBP	Man Group PLC	35,796

13,725		Morgan Stanley^	1,157,018

3,735	GBP	Paragon Banking Group, PLC	24,386

48,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	285,037

167,000	HKD	Postal Savings Bank of China Company of China, Ltd. - Class H*^	110,491

5,340	AUD	Steadfast Group, Ltd.	20,020

36,550		UBS Group, AG^#	593,572

15,425		Wells Fargo & Company	676,695

			10,612,397

		Health Care (12.7%)

1,450	GBP	Abcam, PLC#	21,670

16,499	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	74,569

27,948		Alcon, Inc.	2,182,459

8,075	GBP	AstraZeneca, PLC	1,062,195

18,700	THB	Bumrungrad Hospital PCL	92,459

290	SEK	Cellavision, AB	10,447

3,500		Danaher Corp.	1,020,145

385	GBP	Dechra Pharmaceuticals, PLC	17,326

4,780		Eli Lilly & Company^	1,575,918

1,775	GBP	Ergomed, PLC#	26,075

775	EUR	Fagron	11,821

205		Galapagos, NV#	10,437

4,500	CNY	Hangzhou Tigermed Consulting Company, Ltd. - Class A	68,246

1,400		Humana, Inc.	674,800

657		Mallinckrodt, PLC#	11,498

600	JPY	Menicon Company, Ltd.	15,130

29,400		Novo Nordisk, A/S	3,412,164

800	JPY	Ono Pharmaceutical Company, Ltd.	22,495

12,400	EUR	Sanofi	1,232,232

3,150		UnitedHealth Group, Inc.^	1,708,371

12,500	HKD	Wuxi Biologics Cayman, Inc.*#	119,651

			13,370,108

		Industrials (7.6%)

610	EUR	Aalberts, NV	26,142

14,700	EUR	Airbus, SE	1,584,979

40,400	THB	Airports of Thailand PCL#	77,101

226	EUR	Alfen Beheer, BV*#	26,383

100	JPY	BayCurrent Consulting, Inc.	31,286

45,800	INR	Bharat Electronics, Ltd.	159,206

8,775	CAD	Canadian Pacific Railway, Ltd.	691,899

1,700	CNY	Contemporary Amperex Technology Company, Ltd. - Class A#	129,170

395	EUR	DO & CO, AG#	33,003

450	JPY	Ebara Corp.	17,628

4,080	INR	Hindustan Aeronautics, Ltd.	104,525

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

3,040	PHP	International Container Terminal Services, Inc.	$10,710

3,095	KRW	Korea Aerospace Industries, Ltd.	136,116

2,025	EUR	Leonardo S.p.A	18,967

8,200	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	97,405

810	EUR	Rexel, SA#	14,396

175	EUR	Rheinmetall, AG	32,091

11,100	EUR	Schneider Electric, SE	1,535,173

1,090	JPY	Sojitz Corp.	16,564

600	CAD	Stantec, Inc.	29,608

4,500	CNY	Sungrow Power Supply Company, Ltd. - Class A	82,930

10,450	EUR	Thales, SA	1,299,558

1,100	JPY	THK Company, Ltd.	23,337

10,400		Waste Management, Inc.	1,711,424

28,800	CNY	YTO Express Group Company, Ltd. - Class A	82,681

			7,972,282

		Information Technology (17.7%)

3,260		Accenture, PLC - Class A	998,408

125	EUR	Alten, SA	16,930

19,745		Apple, Inc.^	3,208,760

3,710		ASML Holding, NV	2,131,173

11,500	HKD	BOE Varitronix, Ltd.	26,736

226		CyberArk Software, Ltd.#	29,409

21,000	TWD	E Ink Holdings, Inc.	138,155

5,360		Infosys, Ltd.	104,466

2,500	JPY	Keyence Corp.	990,855

56,000	HKD	Kingdee International Software Group Company, Ltd.#	120,911

870	EUR	Lectra	30,579

4,000	TWD	Marketech International Corp.	15,255

5,000	TWD	MediaTek, Inc.	115,200

14,680		Microsoft Corp.^	4,121,263

2,600		NVIDIA Corp.	472,238

3,600		salesforce, Inc.^#	662,472

5,980	KRW	Samsung Electronics Company, Ltd.	283,064

400	JPY	SCREEN Holdings Company, Ltd.	28,948

3,010	KRW	SK Hynix, Inc.	227,546

204,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,498,511

6,890		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	609,627

23,600	BRL	TOTVS, SA	120,278

3,125		Visa, Inc. - Class A	662,844

			18,613,628

		Materials (3.4%)

51,125	CAD	Barrick Gold Corp.	805,671

123,075	AED	Fertiglobe, PLC	160,747

29,300		Freeport-McMoRan, Inc.~	924,415

3,615	AUD	IGO, Ltd.	28,327

290	JPY	Kureha Corp.	22,056

146,500	NOK	Norsk Hydro, ASA	992,571

885	AUD	OZ Minerals, Ltd.	11,819

9,300	GBP	Rio Tinto, PLC	561,436

3,360		Yamana Gold, Inc.	16,061

			3,523,103

		Real Estate (0.3%)

179,500	PHP	Ayala Land, Inc.	82,379

NUMBER OF SHARES			VALUE

28,500	HKD	China Overseas Land & Investment, Ltd.	$78,758

22,500	INR	DLF, Ltd.	109,520

120	EUR	VGP, NV	21,076

			291,733

		Special Purpose Acquisition Companies (0.2%)

518		Intelsat Emergence, SA#&	14,245

9,050	EUR	Shell, PLC	241,193

			255,438

		Utilities (0.0%)

10,100	GBP	Centrica, PLC#	10,822

		TOTAL COMMON STOCKS (Cost $89,673,798)	82,278,494

PREFERRED STOCKS (0.2%)
		Consumer Discretionary (0.1%)

305		Guitar Center, Inc.&	36,447
		Energy (0.1%)

1,689		NuStar Energy, LP‡ 7.673% 3 mo. USD LIBOR + 5.64%	35,384

989		NuStar Energy, LP‡ 8.769% 3 mo. USD LIBOR + 6.77%	23,687

2,270		NuStar Logistics, LP‡ 9.246%, 01/15/43 3 mo. USD LIBOR + 6.73%	56,705

			115,776

		Financials (0.0%)

876		B Riley Financial, Inc. 5.250%, 08/31/28	19,263

		TOTAL PREFERRED STOCKS (Cost $178,091)	171,486
EXCHANGE-TRADED FUNDS (1.3%)
		Other (1.3%)

45,865		Invesco Senior Loan ETF^	961,789

8,150		iShares MSCI Saudi Arabia ETF^	359,171

		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,408,972)	1,320,960

CONVERTIBLE PREFERRED STOCKS (3.1%)
		Consumer Discretionary (1.2%)

10,508		Aptiv, PLC 5.500%, 06/15/23	1,274,305
		Energy (0.0%)

1		Gulfport Energy Operating Corp.‡& 10.000%, 15.000% PIK rate	6,600

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Information Technology (1.2%)

765	Broadcom, Inc. 8.000%, 09/30/22	$1,283,517

	Utilities (0.7%)

12,111	NextEra Energy, Inc. 4.872%, 09/01/22	743,494

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,488,725)	3,307,916

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (16.3%)
	Other (16.3%)

	U.S. Treasury Note

1,800,000	2.000%, 05/31/24	1,771,172

1,760,000	1.750%, 06/30/24^	1,723,116

1,750,000	2.125%, 03/31/24	1,726,621

1,595,000	0.125%, 01/31/23µ	1,573,411

1,550,000	2.375%, 01/31/23µ	1,546,064

1,545,000	2.125%, 12/31/22^µ	1,540,805

1,540,000	2.000%, 11/30/22	1,536,782

1,400,000	2.250%, 03/31/24	1,384,059

1,270,000	2.000%, 06/30/24^	1,248,767

1,260,000	2.500%, 04/30/24	1,250,501

1,800,000	United States Treasury Note 2.250%, 04/30/24	1,779,469

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $17,172,922)	17,080,767

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (2.0%) #
	Communication Services (0.3%)

30	Baidu, Inc.

409,710	Call, 01/20/23, Strike $165.00	26,400

205	Live Nation Entertainment, Inc.

1,926,795	Call, 01/20/23, Strike $90.00	290,075

		316,475

	Consumer Discretionary (0.1%)

150	Amazon.com, Inc.

2,024,250	Put, 11/18/22, Strike $100.00	23,550

30	Li Auto, Inc.

98,520	Call, 09/16/22, Strike $40.00	2,610

18	Pinduoduo, Inc.

88,218	Call, 10/21/22, Strike $65.00	4,086

44	Trip.com Group, Ltd.

113,432	Call, 01/20/23, Strike $30.00	11,000

50	Vail Resorts, Inc.

1,185,650	Call, 01/20/23, Strike $240.00	111,500

		152,746

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Energy (0.1%)

	Eog Resources, Inc.

50

556,100	Call, 01/20/23, Strike $122.20 $	47,250

45

500,490	Call, 01/20/23, Strike $158.20	10,125

	Pioneer Natural Resources Company

25

592,375	Call, 01/20/23, Strike $240.00	51,875

25

592,375	Call, 01/20/23, Strike $310.00	12,375

		121,625

	Financials (0.1%)

188	Bank of America Corp.

635,628	Put, 01/20/23, Strike $32.00	38,728

40	Berkshire Hathaway, Inc.

1,202,400	Call, 11/18/22, Strike $310.00	42,500

		81,228

	Industrials (0.4%)

150	Quanta Services, Inc.

2,080,950	Call, 11/18/22, Strike $120.00	369,000

	Information Technology (0.3%)

30	Adobe, Inc.

1,230,360	Call, 01/20/23, Strike $400.00	149,100

368	Taiwan Semiconductor Mfg

3,256,064	Put, 01/20/23, Strike $75.00	118,680

		267,780

	Other (0.7%)

193	Invesco QQQ Trust Series

6,088,378	Call, 12/16/22, Strike $450.00	1,930

	iShares China Large-Cap ETF

390

1,184,820	Call, 01/20/23, Strike $35.00	30,810

373

1,133,174	Put, 11/18/22, Strike $28.00	38,046

240	iShares MSCI Brazil ETF

696,480	Call, 01/20/23, Strike $30.00	58,200

293	iShares MSCI Emerging Markets

1,170,828	Put, 11/18/22, Strike $37.00	27,689

320	iShares MSCI Emerging Markets

1,278,720	Put, 09/16/22, Strike $38.00	16,960

495	SPDR S&P 500 ETF Trust

12,591,315	Put, 11/18/22, Strike $390.00	558,112

163	SPDR S&P 500 ETF Trust

4,146,231	Call, 12/16/22, Strike $535.00	1,793

184	Xtrackers Harvest CSI

18,400	Put, 01/20/23, Strike $28.00	18,676

		752,216

	Special Purpose Acquisition Company (0.0%)

40	Shell, PLC

213,520	Call, 01/20/23, Strike $55.00	15,200

	TOTAL PURCHASED OPTIONS (Cost $3,829,505)	2,076,270

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

VALUE
TOTAL INVESTMENTS (141.4%) (Cost $162,055,503)	$148,457,246

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-20.0%)	(21,000,000)

LIABILITIES, LESS OTHER ASSETS (-21.4%)	(22,475,321)

NET ASSETS (100.0%)	$104,981,925

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
^	Security, or portion of security, is on loan.
&	Illiquid security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,628,701.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $4,056,379.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of common and preferred stocks, convertible securities and income producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 40% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2022 was as follows*:

Cost basis of investments	$162,055,503

Gross unrealized appreciation	5,886,506
Gross unrealized depreciation	(19,484,763)

Net unrealized appreciation (depreciation)	$(13,598,257)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 360,000 MRPS were issued with an aggregate liquidation preference of $9.0 million. On September 6, 2017, 480,000 were issued mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A*	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E	5/24/27	2.68%	160	$25	$4,000,000

				Total	$21,000,000

*	Series A MRPS were called for redemption and to be redeemed at $25.01 per share on September 6, 2022. Dividends on the Series A Shares to be redeemed will cease accumulating on the redemption date.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. As of August 24, 2021, the Series D MRPS and Series E MRPS have each been assigned a rating of ‘AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A MRPS, Series B MRPS or Series C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D MRPS and Series E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.